STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 10. STOCKHOLDERS’ DEFICIT

Preferred Stock—The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At December 31, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock— The Company is authorized to issue 490,000,000 shares of Common Stock with a par value of $0.0001 per share. As of December 31, 2025 and 2024, there were 3,533,408 and 690,044 shares of common stock issued and outstanding, respectively, after giving effect to the 1-for-40 reverse stock split.

PowerUp Warrants

As part of the PowerUp IPO, PowerUp issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $460 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, PowerUp completed the private sale of 244,083 warrants (the “Private Placement Warrants”) where each warrant allows the holder to purchase one fortieth share of the Company’s Common Stock at $460 per share, after giving effect to the 1 for 40 reverse stock split. At December 31, 2025, there are Public Warrants 359,974 and 244,083 Private Placement Warrants outstanding.

The Public Warrants became exercisable commencing 30 days after the consummation of the Reverse Recapitalization.

Once the warrants became exercisable, the Company may redeem the warrants:

●	in whole and not in part;
●	at a price of $16 per warrant;
●	upon not less than 30 days’ prior written notice of redemption, to each warrant holder; and
●	if, and only if, the reported last sale price of the Company’s Common Stock equals or exceeds $720.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the IPO, except that the Private Placement Warrants and the common stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable, or saleable until 30 days after the completion of a Reverse Recapitalization, subject to certain limited exceptions.

The Company has determined that Public Warrants and the Private Placement Warrants issued in connection with its IPO in February 2022 are subject to treatment as equity. Upon the closing of the Reverse Recapitalization, in accordance with the guidance contained in ASC 815, the warrants continue to be equity classified.

Stock-based compensation

On February 29, 2024, Aspire Biopharma, Inc entered into a Corporate advisory agreement with an advisory firm, pursuant to which the advisory firm will receive 6% of the amount shares outstanding after the close of the Reverse Recapitalization as compensation for advisory services to support the Company’s efforts related to the Reverse Recapitalization. On January 3, 2025, the agreed upon compensation was reduced to 4.75% of the amount of shares outstanding after the close of the Reverse Recapitalization. In February 2025, 41,563 shares of the 875,000 Reverse Recapitalization shares after giving effects to the 1-for-40 reverse stock split were issued to the affiliated company under this agreement. The issuance of these shares to the service advisors is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. The shares were granted subject to a performance condition (i.e., the occurrence of a Reverse Recapitalization). Stock-based compensation of $14,131,250 was recognized in general and administrative expenses upon consummation of the Reverse Recapitalization in February 2025 based on the grant date fair value per share. The fair value was determined by applying a 15% discount for lack of marketability to the market price of the shares on date of grant.

Aspire Biopharma warrants

During the year ended December 31, 2024, Aspire Biopharma, Inc issued 44,000,000 warrants at a per share price of $0.40. As of December 31, 2024, there were 91,500,000 warrants outstanding and all were fully vested. On January 21, 2025, the 91,500,000 warrants were converted into 91,500,000 shares of Aspire Biopharma Inc. common stock, which, on the Reverse Recapitalization date, were subsequently converted into 143,393 shares of common stock of the Company after giving effects to the 1-for-40 reverse stock split.

Working capital loan and other share issuance as close of the Reverse Recapitalization

Pursuant to the First Subscription Agreement, the Company issued 43,750 shares of Common Stock after giving effect to the 1-for-40 reverse stock split to the Investors representing commitment fee shares at Closing Date (See Note 5 - Related Party Transactions).

Pursuant to the Blackstone Subscription Agreement, on February 17, 2025, the Company issued 44,875 shares of Common Stock after giving effect to the 1-for-40 reverse stock split to Blackstone representing commitment fee shares at Closing Date (See Note 6 - Subscription Agreement Loans).

Pursuant to the Loan and Transfer Agreement with Apogee, the Company issued 1,250 shares of Common Stock after giving effect to the 1-for-40 reverse stock split to the New Sponsor at Closing Date (See Note 5 - Related Party Transactions).

On May 22, 2024, PowerUp entered into a non-redemption agreement with the sponsor of PowerUp and an investor, pursuant to which the investor agreed not to exercise their redemption rights with respect to holdings of PowerUp shares and in consideration of same, received 1,875 Common Stock of the Company after giving effect to the 1-for-40 reverse stock split at the close of the Reverse Recapitalization.

On July 13, 2023, PowerUp entered into an amended service agreement with a vendor ( the “Amended Service Agreement”). Pursuant to the Amended Service Agreement, the vendor will act as a capital market advisor in exchange for a cash fee and 2,000 common shares, after giving effect to the 1-for-40 Reverse Split. The shares were issued to the vendor on the Closing Date of the Reverse Recapitalization.

Other Share issuances

As stated in Note 5, On April 28, 2025, in connection with the Settlement Agreement, the Company issued 15,625 shares of common stock after giving effects to the 1-for-40 Reverse Split after giving effect to the 1-for-40 Reverse Split to Blackstone Capital Advisors, Inc. or its designees.

As stated in Note 9, In November 2025 and December 2025, the Company issued a total of 75,325 shares of common stock after giving effect to the 1-for-40 Reverse Split to Arena pursuant to the Second ELOC Agreement.